Regulatory Capital (Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Leverage ratio: Actual Amount	$ 89,841	$ 86,077
Tier I risk-based capital ratio: Actual Amount	89,841	86,077
Total risk-based capital ratio: Actual Amount	97,492	93,696
Leverage ratio: Actual Ratio	11.14%	10.44%
Tier I risk-based capital ratio: Actual Ratio	14.85%	14.33%
Total risk--based capital ratio: Actual Ratio	16.12%	15.60%
Leverage ratio: For Capital Adequacy Purposes Amount	32,251	32,979
Tier I risk-based capital ratio: For Capital Adequacy Purposes Amount	24,193	24,027
Total risk-based capital ratio: For Capital Adequacy Purposes Amount	48,387	48,055
Leverage ratio: For Capital Adequacy Purposes Ratio	4.00%	4.00%
Tier I risk-based capital ratio: For Capital Adequacy Purposes Ratio	4.00%	4.00%
Total risk-based capital ratio: For Capital Adequacy Purposes Ratio	8.00%	8.00%
Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Leverage ratio: Actual Amount	69,544	74,191
Tier I risk-based capital ratio: Actual Amount	69,544	74,191
Total risk-based capital ratio: Actual Amount	85,687	90,302
Leverage ratio: Actual Ratio	8.63%	9.01%
Tier I risk-based capital ratio: Actual Ratio	11.51%	12.36%
Total risk--based capital ratio: Actual Ratio	14.18%	15.05%
Leverage ratio: For Capital Adequacy Purposes Amount	32,225	32,953
Tier I risk-based capital ratio: For Capital Adequacy Purposes Amount	24,170	24,003
Total risk-based capital ratio: For Capital Adequacy Purposes Amount	48,339	48,006
Leverage ratio: For Capital Adequacy Purposes Ratio	4.00%	4.00%
Tier I risk-based capital ratio: For Capital Adequacy Purposes Ratio	4.00%	4.00%
Total risk-based capital ratio: For Capital Adequacy Purposes Ratio	8.00%	8.00%
Tier I risk-based capital ratio: To Be Well-Capitalized Under Prompt Corrective Action Provisions Amount	40,282	41,192
Leverage ratio: To Be Well-Capitalized Under Prompt Corrective Action Provisions Amount	36,254	36,004
Total risk-based capital ratio: To Be Well-Capitalized Under Prompt Corrective Action Provisions Amount	$ 60,424	$ 60,007
Leverage ratio: To Be Well-Capitalized Under Prompt Corrective Action Provisions Ratio	5.00%	5.00%
Tier I risk-based capital ratio: To Be Well-Capitalized Under Prompt Corrective Action Provisions Ratio	6.00%	6.00%
Total risk-based capital ratio: To Be Well-Capitalized Under Prompt Corrective Action Provisions Ratio	10.00%	10.00%